Financial Risks - Transaction Exposure (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
USD
Financial Risks
Revenue (as a percentage)	100.00%	100.00%
Operating Expenses (as a percentage)	35.00%	22.00%	10.00%
EUR
Financial Risks
Operating Expenses (as a percentage)	36.00%	54.00%	52.00%
GBP
Financial Risks
Operating Expenses (as a percentage)	6.00%	3.00%	2.00%
SEK
Financial Risks
Operating Expenses (as a percentage)	23.00%	21.00%	36.00%